Derivative Instruments - Additional Information (Details) kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 NOK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NOK (kr)
Interest rate swap contracts [Member]
Derivative Instruments
Carrying amount of derivative liabilities	$ 30.1		$ 4.7
Notional amount	$ 516.2		561.8
Foreign exchange forward contracts [Member]
Derivative Instruments
Notional amount | kr		kr 0.0		kr 46.1
Carrying amount of derivative asset			$ 0.2